Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Money Market Trust
Entity Central Index Key	0000747576
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Government Reserves
Class Name	Class A
Trading Symbol	SMGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Government Reserves for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$55	0.54%
[1],[2]
Expenses Paid, Amount	$ 55	[1]
Expense Ratio, Percent	0.54%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2026, the seven-day current yield for Class A shares of the Western Asset Government Reserves was 3.10% and the seven-day effective yield was 3.15%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s holdings in floating rates securities, which generally comprised 20% to 25% of the portfolio, positively impacted performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 4,523,625,961
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 16,631,582
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,523,625,961
Total Number of Portfolio Holdings (reflects holdings of Government Portfolio)	91
Total Management Fee Paid	$16,631,582

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Expense amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
*	Reflects holdings of Government Portfolio.